Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.20950%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$582,826.80

Principal:
Principal Collections	$9,605,702.77
Prepayments in Full	$4,510,714.83
Liquidation Proceeds	$101,974.54
Recoveries	$52,198.44
Sub Total	$14,270,590.58
Collections	$14,853,417.38

Purchase Amounts:
Purchase Amounts Related to Principal	$164,435.38
Purchase Amounts Related to Interest	$469.01
Sub Total	$164,904.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,018,321.77

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,018,321.77
Servicing Fee	$190,108.23	$190,108.23	$0.00	$0.00	$14,828,213.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,828,213.54
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,828,213.54
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,828,213.54
Interest - Class A-3 Notes	$85,827.50	$85,827.50	$0.00	$0.00	$14,742,386.04
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$14,452,325.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,452,325.71
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$14,359,427.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,359,427.88
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$14,294,874.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,294,874.55
Regular Principal Payment	$12,866,403.74	$12,866,403.74	$0.00	$0.00	$1,428,470.81
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,428,470.81
Residual Released to Depositor	$0.00	$1,428,470.81	$0.00	$0.00	$0.00
Total		$15,018,321.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,866,403.74
Total					$12,866,403.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,866,403.74	$40.59	$85,827.50	$0.27	$12,952,231.24	$40.86
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$12,866,403.74	$12.22	$533,338.99	$0.51	$13,399,742.73	$12.73

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$31,787,963.64	0.1002775	$18,921,559.90	0.0596895
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$187,397,963.64	0.1780317	$174,531,559.90	0.1658084

Pool Information
Weighted Average APR	3.047%	3.045%
Weighted Average Remaining Term	27.19	26.36
Number of Receivables Outstanding	17,864	17,352
Pool Balance	$228,129,874.40	$213,701,709.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$209,241,064.07	$196,158,237.85
Pool Factor	0.1964099	0.1839879

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$17,543,471.33
Targeted Overcollateralization Amount	$39,170,149.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,170,149.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		28	$45,337.70
(Recoveries)		66	$52,198.44
Net Loss for Current Collection Period			$(6,860.74)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0361%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0038%
Second Prior Collection Period			-0.5620%
Prior Collection Period			-0.2453%
Current Collection Period			-0.0373%
Four Month Average (Current and Prior Three Collection Periods)			-0.2121%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,126	$9,202,788.72
(Cumulative Recoveries)			$2,214,634.14
Cumulative Net Loss for All Collection Periods			$6,988,154.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6016%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,328.69
Average Net Loss for Receivables that have experienced a Realized Loss			$3,287.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.12%	136	$2,382,991.24
61-90 Days Delinquent	0.08%	12	$178,014.82
91-120 Days Delinquent	0.08%	7	$179,005.93
Over 120 Days Delinquent	0.17%	18	$373,508.22
Total Delinquent Receivables	1.46%	173	$3,113,520.21

Repossession Inventory:
Repossessed in the Current Collection Period		6	$111,821.56
Total Repossessed Inventory		7	$124,753.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1905%
Prior Collection Period			0.2127%
Current Collection Period			0.2132%
Three Month Average			0.2055%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3418%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	38

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	41	$730,019.43
2 Months Extended	69	$1,321,916.99
3+ Months Extended	9	$157,975.66

Total Receivables Extended:	119	$2,209,912.08

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer